Tangible and intangible assets (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tangible and intangible assets
Tangible assets	kr 42	kr 40	kr 22
Right-of-use assets	144	152	25
Intangible assets	121	139	98
Total net book value	307	331	145
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	kr (94)	kr (80)	kr (51)
Average useful life for intangible assets	5 years